Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
PRIMECAP Odyssey Stock Fund
Account Value [Line Items]
Line Graph and Table Measure Name	PRIMECAP Odyssey Stock Fund
Account Value	$ 29,466	$ 22,695	$ 20,988	$ 23,669	$ 16,274	$ 16,519	$ 14,852	$ 14,186	$ 11,039	$ 10,664	$ 10,000
PRIMECAP Odyssey Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	PRIMECAP Odyssey Growth Fund
Account Value	$ 29,827	23,307	21,324	25,883	18,232	17,066	16,137	14,740	11,157	10,696	10,000
PRIMECAP Odyssey Aggressive Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	PRIMECAP Odyssey Aggressive Growth Fund
Account Value	$ 26,975	21,195	19,443	27,085	19,985	17,151	16,380	15,041	11,344	10,513	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	$ 24,599	$ 22,334	$ 26,155	$ 18,301	$ 16,681	$ 14,591	$ 13,593	$ 10,994	$ 10,520	$ 10,000